Common Stock, Treasury Stock and Additional Paid-In Capital - Equity Issuance (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	11 Months Ended
	Jan. 27, 2010	Dec. 08, 2006	Dec. 31, 2016	Dec. 31, 2015	Jun. 06, 2005
Public Offerings [Abstract]
Number of common shares issued in public offering	4,491,900
Par value of common shares issued	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Price of common shares issued	$ 32.75
Underwriting commissions	$ 7,355
Issuance costs	707
Net proceeds from public offering	$ 139,047
Initial Public Offering
Public Offerings [Abstract]
Number of common shares issued in public offering		14,375,000
Par value of common shares issued		$ 0.01
Price of common shares issued		$ 14
Underwriting commissions		$ 14,088
Issuance costs		1,953
Net proceeds from initial public offering		$ 185,209